Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - A PARADISE ACQUISITION CORP. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Net loss attributable to common stockholders	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
Denominator:
Weighted-average shares of common stock, basic (in shares)	10,233,183	10,000,000	10,174,887	10,000,000
Weighted-average shares of common stock, diluted (in shares)	10,233,183	10,000,000	10,174,887	10,000,000
Net loss per share, basic (usd per share)	$ (1.61)	$ (0.33)	$ (2.62)	$ (0.47)
Net loss per share, diluted (usd per share)	$ (1.61)	$ (0.33)	$ (2.62)	$ (0.47)
A PARADISE ACQUISITION CORP.
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Allocation of net loss	$ (368,590)	$ (34,600)	$ (749,560)	$ (75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	1,787,764	0	$ 3,318,154	0
Denominator:
Weighted-average shares of common stock, diluted (in shares)			8,383,562
Redeemable shares | A PARADISE ACQUISITION CORP.
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Allocation of net loss	(270,359)	0	$ (410,671)	0
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	1,787,764	0	3,318,154	0
Net loss attributable to common stockholders	$ 1,517,405	$ 0	$ 2,907,483	$ 0
Denominator:
Weighted-average shares of common stock, basic (in shares)	20,000,000	0	8,383,562	0
Weighted-average shares of common stock, diluted (in shares)	20,000,000	0	8,383,562	0
Net loss per share, basic (usd per share)	$ 0.08	$ 0	$ 0.35	$ 0
Net loss per share, diluted (usd per share)	$ 0.08	$ 0	$ 0.35	$ 0
Non-redeemable shares | A PARADISE ACQUISITION CORP.
Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations [Abstract]
Allocation of net loss	$ (98,231)	$ (34,600)	$ (338,889)	$ (75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	0	0	0	0
Net loss attributable to common stockholders	$ (98,231)	$ (34,600)	$ (338,889)	$ (75,562)
Denominator:
Weighted-average shares of common stock, basic (in shares)	7,266,667	6,666,667	6,918,174	6,666,667
Weighted-average shares of common stock, diluted (in shares)	7,266,667	6,666,667	6,918,174	6,666,667
Net loss per share, basic (usd per share)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Net loss per share, diluted (usd per share)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)